LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Policy and contract claims, beginning	$ 7,288	$ 1,786
Less: Unpaid claims balance, beginning – long-duration	198	217
Gross unpaid claims balance, beginning – short-duration	7,090	1,569
Less: Reinsurance recoverables, beginning	3,045	306
Foreign currency translation	2	0	$ 4	$ 0
Net unpaid claims balance, beginning – short-duration	4,041	1,263
Add: incurred related to
Current accident year	1,177	816
Prior accident years	(34)	22
Total incurred claims	1,211	794
Less: paid claims related to
Current accident year	306	342
Prior accident years	776	348
Total paid claims	1,082	690
Net unpaid claims balance, ending – short-duration	4,170	1,367
Add: Reinsurance recoverables, ending	3,026	303
Gross unpaid claims balance, ending – short-duration	7,198	1,670
Add: Unpaid claims balance, ending – long duration	199	198
Policy and contract claims, ending	$ 7,397	$ 1,868